ACQUISITION OF BUSINESSES - Modulaire Investments 2 SARL (“Modulaire”) (Details) - Modulaire Investments 2 S.à r.l. - Infrastructure services - USD ($) $ in Millions		12 Months Ended
	Dec. 15, 2021	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	36.00%
Consideration transferred, acquisition-date fair value	$ 581
Voting interest	100.00%
Goodwill	$ 1,700
Intangible assets	1,900
Acquisition-related costs	$ 23
Revenue of acquiree since acquisition date		$ 75
Profit (loss) of acquiree since acquisition date		18
Revenue of combined entity as if combination occurred at beginning of period		1,700
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 46
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 4,800
Equity from the partnership	1,600
Debt raised incurred	3,200
Non-cash consideration	19
Non-controlling interest in acquiree recognised at acquisition date	$ 1,000